Share-based payments, Reconciliation of Outstanding RSUs (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 shares
Number of RSUs [Abstract]
Share-based payments expense | $	$ (5,817)	$ (3,503)	$ (17,622)	$ (10,273)
Restricted Share Units [Member]
Number of RSUs [Abstract]
Outstanding at beginning of period (in shares)			3,623,867
Granted during the period (in shares)			3,314,794
Forfeited during the period (in shares)			(217,760)
Exercised during the period (in shares)			(104,559)
Outstanding at end of period (in dollars per share)	6,616,342		6,616,342		3,623,867
Exercisable at the end of period (in dollars per share)	0		0
Weighted average remaining contractual life of RSUs outstanding			3 years 3 days		4 years 6 months 18 days
Exercise price of RSUs (in dollars per share) | $ / shares	$ 0		$ 0
Share-based payments expense | $	$ 2,725	$ 352	$ 8,225	$ 1,000